Other Expenses, Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating expenses

		Year ended December 31,
		2018	2019	2020
	Notes	(US$ in millions)
Utilities and operating supplies		$207	$195	$116
Contract labor and services		151	152	65
Repairs and maintenance		93	85	65
Provision for expected credit losses, net		9	24	52
Advertising and promotions		124	129	27
Royalty fees	25(a)(v)	112	113	22
Management fees(i)		50	47	16
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities	13(c)	—	8	3
Operating lease expense		15	—	—
Auditor's remuneration		2	2	2
Loss on disposal of property and equipment, investment properties and intangible assets(ii),(iii)		131	16	73
Impairment loss on property and equipment(iv)	3(c)	—	65	—
Net foreign exchange gains		(4)	(35)	(17)
Other support services		100	101	58
Other operating expenses		99	115	62
		$1,089	$1,017	$544

(i)Total management fees for the year ended December 31, 2018, 2019 and 2020 includes US$23 million, US$24 million and US$3 million charged by third parties and US$27 million, US$23 million and US$13 million charged by related parties, net of amounts capitalized.
(ii)The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
(iii)The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
(iv)The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).